Black Scholes Pricing Model Assumptions used to Estimate Fair Value of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	1.89%	1.55%	2.00%
Weighted average expected option life	6 years	5 years 7 months 6 days	5 years 3 months 18 days
Estimated volatility	82.20%	80.50%	53.70%
Average dividend yield		1.90%